     [LOGO]

Semi-Annual Report

         Jurika & Voyles Fund Group
             Mini-Cap Fund
             Value+Growth Fund
             Balanced Fund

             December 31, 1998

Table of Contents

  .............................................................
 Letter to Shareholders                                       1
  .............................................................
 Performance
     ..........................................................
    Mini-Cap Fund                                             3
     ..........................................................
    Value+Growth Fund and Balanced Fund (equity               6
    portion)
     ..........................................................
    Balanced Fund (fixed income portion)                     10
  .............................................................
Schedule of Investments                                      12
  .............................................................
Statements of Assets and Liabilities                         28
  .............................................................
Statements of Operations                                     29
  .............................................................
Statements of Changes in Net Assets                          30
  .............................................................
Financial Highlights                                         33
  .............................................................
Notes to Financial Statements                                37

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

Investment Adviser
Jurika & Voyles, L.P., Oakland, CA

Distributor
First Fund Distributors, Inc., Phoenix, AZ

Custodian, Transfer Agent and Fund Accountant
State Street Bank & Trust Co., Boston, MA

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP, San Francisco, CA

Auditor
McGladrey & Pullen, LLP, New York, NY

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND TO OTHERS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR JURIKA & VOYLES FUND GROUP. DISTRIBUTOR: FIRST FUND DISTRIBUTORS, INC.

Letter to Shareholders

Dear Shareholder:

This report provides an investment review and outlook, along with a summary of key financial and performance information, for each Fund of the Jurika & Voyles Fund Group for the six months ending December 31, 1998.

As always, we stand ready to serve you. If you have any questions, please do not hesitate to call our Investor Center at (800) JV-INVST (800-584-6878).

Thank you for your continued support.

Very truly yours,

/s/ William K. Jurika                       /s/ Glenn C. Voyles
--------------------------------------      ------------------------
William K. Jurika                           Glenn C. Voyles

                                  PERFORMANCE
               -------------------------------------------------
                                 Mini-Cap Fund

1998 Review
-----------
1998 has been a very difficult year for investors in the Jurika & Voyles Mini-Cap Fund with a return of -14.32% versus -2.55% for the Russell 2000 index. The Fund's underperformance can be traced to three factors, two of which were due to concerns about cyclical factors.

ENERGY In 1998 oil prices declined, and as a result, prices for energy service stocks declined. Since oil is a cyclical but necessary commodity, we believe that as economic growth eventually recovers, oil supplies will be inadequate and energy stock prices will recover. As energy service stocks declined, we increased our commitment to this sector. We believed, and continue to believe, that these stocks are exceptional values, selling at very low multiples relative to potential earnings and at significant discounts to their replacement values. The energy stocks we have invested in are very well financed, provide basic services to the energy industry and have limited risk of technological obsolescence. While these stocks fit our investment philosophy, we underestimated investor emotions and were obviously too early, resulting in adverse performance. This sector accounts for approximately 50% of our underperformance relative to the Russell 2000 benchmark index. However, we invested in these stocks with a 2 to 3 year time horizon and expect to see very significant future returns. Today they are as unloved as the Internet stocks are loved, but we are very optimistic about their potential.

PRODUCER DURABLES The producer durables sector was another area where our active overweighting, due to undervaluation, hurt performance. In the second and third quarters, as investors worried about the impact of Asia and slow economic growth, stocks in this sector declined significantly. In many cases, little changed but the stock price and we believe investors may have over discounted concerns about slowing economic growth. As with the energy sector, we are finding many exceptional values selling at low price earnings multiples, often at prices significantly below the replacement value of the company. While reducing our exposure to this sector early in the year partially mitigated the impact of the downturn, this sector still accounted for about 30% of our underperformance relative to the Russell 2000.

HEALTHCARE Investments in the healthcare sector represented approximately 5% of the portfolio in 1998 but was significant enough to contribute to our underperformance. As opposed to the energy and producer durables sectors, where we feel we have made very good investments that are out of favor, our healthcare stock selection had a detrimental effect on the portfolio and were eliminated. We underestimated

                                  PERFORMANCE
               -------------------------------------------------
                                 Mini-Cap Fund

the underwriting risk inherent in managed care to which many of these companies are exposed. Currently, we hold some investments in specific pharmaceutical and healthcare service companies, but have been more risk aware of our investments in this sector and have generally opted to avoid the managed care and hospital sectors of healthcare.

1999 Outlook
------------
We expect 1999 to be another growth year, although at a slower rate than 1998. Valuation differentials between large and small stocks are at extreme levels and the valuations of the "nifty 25" (the 25 largest, highest P/E stocks) is at a valuation extreme comparable to the nifty fifty in the early 1970s. As we enter 1999, the valuations in the small stock sector, with the exception of the Internet stocks, are as attractive as they have been over the past 30 years. The Internet stocks have been subjected to a high level of speculation that will probably unwind in 1999 with disastrous results for some investors. Due to this valuation disparity, we anticipate that investors will recognize the madness rampant in the market and begin favoring smaller, undervalued stocks over continuing to invest in mega-multiple
P/E stocks or go-go internet stocks that trade at exorbitant prices in the absence of earnings.

We see attractive valuations in almost all sectors of the small-cap universe. These sectors are populated with stocks selling at low price to earnings ratios below their replacement costs with little downside risk and the potential to have very rewarding returns over the next 12-18 months. The Mini-Cap Fund is structured to benefit from these valuations. Our companies have low earnings expectations incorporated into their current prices. We have confidence that buying undervalued companies provides downside protection with greater potential upside. Our research department has performed detailed analysis of the business models of each of the companies we own. We understand where the company's growth comes from, what the risks are and have high conviction in the ability of our companies to meet our earnings expectations. We expect this analysis to reduce the risk of earnings disappointments (in a market where we believe disappointments will be commonplace) and consequent losses of value.

To summarize, we believe that this market environment provides a very attractive opportunity for investing in small capitalization stocks. The Mini-Cap Fund is comprised of carefully researched companies and we have strong confidence that they will meet our expectations and that they are valued attractively relative to the broader market. This should provide strong performance in 1999.

                                  PERFORMANCE
               -------------------------------------------------
                                 Mini-Cap Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                      Lipper Analytical Services,
                                                   Jurika & Voyles               Inc.               Russell 2000
                                                    Mini-Cap Fund      Small Company Fund Index         Index
9/30/1994                                                $10,000.00                     $10,000.00     $10,000.00
10/31/1994                                                10,410.00                      10,167.00       9,960.00
11/30/1994                                                10,400.00                       9,764.39       9,557.42
12/31/1994                                                10,650.00                       9,985.06       9,813.55
1/31/1995                                                 10,409.55                       9,866.24       9,690.04
2/28/1995                                                 11,211.05                      10,270.76      10,093.03
3/31/1995                                                 11,832.22                      10,544.98      10,265.63
4/30/1995                                                 12,814.06                      10,692.61      10,493.65
5/31/1995                                                 13,244.87                      10,859.42      10,674.16
6/30/1995                                                 14,146.57                      11,521.84      11,227.98
7/31/1995                                                 15,358.84                      12,389.44      11,874.83
8/31/1995                                                 15,278.69                      12,607.49      12,120.66
9/30/1995                                                 15,509.13                      12,963.02      12,337.60
10/31/1995                                                15,148.45                      12,562.47      11,786.15
11/30/1995                                                16,070.18                      12,995.67      12,280.99
12/31/1995                                                16,210.44                      13,142.73      12,605.20
1/31/1996                                                 15,816.36                      13,080.95      12,591.34
2/29/1996                                                 16,689.73                      13,608.81      12,984.19
3/31/1996                                                 17,690.90                      13,884.39      13,249.06
4/30/1996                                                 19,682.59                      14,992.36      13,957.89
5/31/1996                                                 20,502.69                      15,614.54      14,507.83
6/30/1996                                                 19,586.73                      14,985.28      13,911.56
7/31/1996                                                 18,574.91                      13,530.21      12,697.08
8/31/1996                                                 19,384.37                      14,350.14      13,434.78
9/30/1996                                                 19,948.86                      15,173.84      13,960.08
10/31/1996                                                20,034.06                      14,709.52      13,745.09
11/30/1996                                                21,006.16                      14,976.76      14,311.39
12/31/1996                                                21,423.66                      16,029.67      14,686.35
1/31/1997                                                 21,896.07                      15,372.35      14,980.08
2/28/1997                                                 20,929.26                      14,491.51      14,617.56
3/31/1997                                                 20,270.07                      13,613.33      13,927.61
4/30/1997                                                 20,226.12                      13,500.34      13,966.61
5/31/1997                                                 22,456.38                      15,190.58      15,519.69
6/30/1997                                                 23,983.50                      15,936.44      16,185.49
7/31/1997                                                 26,005.01                      16,855.97      16,938.11
8/31/1997                                                 27,118.02                      17,049.81      17,326.00
9/30/1997                                                 29,319.66                      18,367.76      18,594.26
10/31/1997                                                27,709.86                      17,442.03      17,777.97
11/30/1997                                                27,662.51                      17,115.86      17,652.41
12/31/1997                                                26,536.65                      17,292.16      17,972.51
1/31/1998                                                 25,704.68                      16,960.15      17,687.56
2/28/1998                                                 27,158.88                      18,325.44      18,996.44
3/31/1998                                                 28,668.48                      19,144.58      19,779.09
4/30/1998                                                 29,319.41                      19,948.66      19,887.87
5/31/1998                                                 26,992.69                      18,845.50      18,816.71
6/30/1998                                                 26,452.56                      18,403.00      18,851.00
7/30/1998                                                 24,472.08                      17,120.45      17,324.03
8/30/1998                                                 19,306.21                      13,723.11      13,959.70
9/30/1998                                                 19,957.14                      14,466.24      15,052.75
10/30/1998                                                21,286.69                      15,056.68      15,666.90
11/30/1998                                                21,993.02                      15,935.45      16,487.84
12/30/1998                                                22,736.67                      17,141.36      17,508.44
                                                         Annualized                       One Year
                                                    Since Inception                   Total Return
Total Returns for Period Ending December 31, 1998
Jurika & Voyles MiniCap Fund                                 21.29%                        -14.32%
Lipper Analytical Services, Inc. Small Company
Index                                                        13.50%                         -0.85%
Russell 2000 Index                                           14.07%                         -2.55%

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Mini-Cap Fund with a similar investment in the Lipper Small Company Fund Index and the Russell 2000 Index from the inception of the Fund on September 30, 1994 through December 31, 1998. For purposes of the graph and the Fund's Annualized Return Since Inception and One Year Total Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

Lipper Small Company Fund Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest primarily in companies with small market capitalization. Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities of the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
               -------------------------------------------------
              Value+Growth Fund and Balanced Fund (EQUITY PORTION)

1998 Review
-----------
For equities, 1998 was a unique and memorable year. The 28.6% return by the S&P 500 represented the record fourth year in a row where the S&P 500 return exceeded 20%. The size effect was the most dramatic in memory. We divided the S&P 500 into quintiles (5 groups of 100 stocks) by capitalization and found the following returns by quintile:

----------------------------------------------------------------

Quintile               Top 100       101-200       201-300       301-400     Bottom 100
-------------------  ------------  ------------  ------------  -----------  ------------
Cap Range            Larger than     $10.2 to      $5.8 to       $2.9 to    Smaller than
  (12/98)..........     $23.3         $23.3         $10.2         $5.8      $2.9 billion
                       billion       billion       billion       billion
Return.............     38.0%         13.7%          6.3%         5.3%         -5.2%

--------------------------------------------------------------------------------

The P/E effect was also dramatic. We divided the S&P 500 into quintiles based on forward P/E ratio and calculated performance. The results were:

----------------------------------------------------------------

Quintile                           1          2           3           4           5
-----------------------------  ---------  ----------  ----------  ----------  ----------
Forward P/E Range (12/98)....   Over 44   30.7 to 44  25 to 30.7  18.1 to 25  Under 18.1
Return.......................    54.8%      38.3%       24.3%       12.3%       16.9%

--------------------------------------------------------------------------------

The size and P/E effects show that mega-multiple, large companies are driving the market. The largest 25 companies in the S&P as of Dec. 31, 1998 contributed over half of the S&P 500 1998 return. These stocks had a weighted average market capitalization of $175 billion and an average P/E of 35 times.

Clear signs of irrational exuberance were evident in the initial public offering and Internet sectors of the market. We are as enthusiastic as any investors about the potential of the Internet, but we believe that paying for expensive stocks in the absence of earnings is risky and counter to rational investing.

Last year, we foresaw slowing economic growth and profit pressures related to the emerging markets. Valuation levels and returns were at high levels and we believed that profit disappointments would challenge the longer-term growth assumptions underlying the high valuations and result in falling prices.

So what happened? Our concerns about earnings proved well founded. Earnings expectations

                                  PERFORMANCE
               -------------------------------------------------
              Value+Growth Fund and Balanced Fund (EQUITY PORTION)

for 1998 fell by around 10%. However, an associated reduction in valuation (P/E ratio) did not occur. P/E multiples expanded over the year, being driven by:

    - A significant reduction in interest rates. The 30-year bond fell from 5.9% to 5.1% which was positive for investor sentiment and valuations.

    - Actions on the part of the Federal Reserve and the IMF convinced investors that these groups have the ability to indefinitely extend the "Goldilocks" recovery, consequently increasing investor demand and driving stock prices higher.

    - An apparent stabilization of emerging market risks-- early signs of a turnaround in Asian economies and a reduced risk of investor panic in Latin America (supported by the Brazil "package").

Given our orientation to the mid cap/value sectors of the market (due to our lower P/E emphasis), 1998 was a difficult year. The performance of the Fund's equities was in-line with mid-cap indices but well below the S&P 500, which was driven by the large, above average P/E stocks.

1999 Outlook
-----------
We believe that investor expectations are too optimistic. Our view is that the general confidence in the Fed and the IMF to extend the current environment of non-inflationary growth will be challenged in 1999. Earnings estimates for 1999 and longer-term estimates of earnings growth rates are too high. As in 1998, we expect estimates to fall during 1999.

We believe that the period of dominance by large growth stocks is over. Valuation differentials between large and small stocks are at extreme levels and the valuations of the "nifty 25" (the 25 largest, highest P/E stocks) is a valuation extreme comparable to the nifty fifty in the early 1970s.

The Fund is structured to benefit from these views. The securities we own are undervalued--they have low earnings expectations incorporated into their current prices. We have confidence that buying undervalued companies provides downside protection. Our research team performs detailed analysis of the business models for each of the companies we own.

The Fund continues to emphasize the mid cap universe. The weighted average market capitalization of our portfolio is $16 billion vs. $87 billion for the S&P 500. We believe that the

                                  PERFORMANCE
               -------------------------------------------------
              Value+Growth Fund and Balanced Fund (EQUITY PORTION)

extreme valuation differential will result in significant outperformance by the mid cap sector of the market.

We believe that the US technology industry offers exciting prospects and will continue to drive both capital investment and efficiency across all industries, domestically and worldwide. Thus, the Fund has a significant overweight in technology relative to the S&P 500. The companies we own have strong market shares, profitable business models and are attractively valued.

The Fund also has a significant exposure to companies we believe will be protective in a difficult market environment. Around 5% of our portfolio is in REITs and we own other defensive stocks which have income or book value protection (Ultramar, Everest Reinsurance, Case). This component should benefit performance in a difficult environment.

                                  PERFORMANCE
               -------------------------------------------------
                               Value+Growth Fund
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                          Lipper Analytical Services,
                                                     Jurika & Voyles                 Inc.                S&P 500
                                                   Value + Growth Fund           Growth Index             Index
9/30/1994                                                     10,000.00                      10,000.00   10,000.00
10/31/1994                                                    10,140.00                      10,190.52   10,225.00
11/30/1994                                                    10,080.00                       9,802.58    9,852.81
12/31/1994                                                    10,559.00                       9,888.09    9,998.63
1/31/1995                                                     10,468.84                       9,924.12   10,257.60
2/28/1995                                                     10,868.58                      10,290.97   10,657.64
3/31/1995                                                     11,210.17                      10,602.78   10,972.04
4/30/1995                                                     11,751.15                      10,902.97   11,294.62
5/31/1995                                                     12,161.98                      11,232.84   11,746.41
6/30/1995                                                     12,843.11                      11,737.26   12,018.92
7/31/1995                                                     13,474.25                      12,304.17   12,417.95
8/31/1995                                                     13,554.39                      12,433.36   12,449.00
9/30/1995                                                     13,754.75                      12,802.53   12,974.34
10/31/1995                                                    13,103.58                      12,632.35   12,927.64
11/30/1995                                                    13,844.91                      13,059.33   13,495.16
12/31/1995                                                    13,525.34                      13,114.18   13,755.62
1/31/1996                                                     13,430.66                      13,431.54   14,223.81
2/29/1996                                                     13,756.72                      13,642.42   14,355.58
3/31/1996                                                     13,946.03                      13,705.17   14,493.40
4/30/1996                                                     14,713.80                      14,049.17   14,706.45
5/31/1996                                                     14,997.77                      14,297.84   15,084.41
6/30/1996                                                     14,398.28                      14,157.72   15,141.73
7/31/1996                                                     13,409.65                      13,391.79   14,472.46
8/31/1996                                                     14,145.86                      13,789.53   14,777.83
9/30/1996                                                     14,829.49                      14,560.36   15,609.82
10/31/1996                                                    15,134.50                      14,770.03   16,040.65
11/30/1996                                                    15,262.76                      15,703.49   17,253.33
12/31/1996                                                    16,272.08                      15,406.70   16,911.71
1/31/1997                                                     16,939.81                      16,215.55   17,968.69
2/28/1997                                                     17,080.39                      16,090.69   16,108.85
3/31/1997                                                     18,389.21                      15,353.74   17,364.58
4/30/1997                                                     18,740.55                      16,029.30   16,401.24
5/31/1997                                                     18,333.89                      17,138.53   18,521.88
6/30/1997                                                     19,060.22                      17,779.51   20,398.41
7/31/1997                                                     20,407.44                      19,253.43   22,022.12
8/30/1997                                                     19,785.38                      18,541.05   20,788.88
9/30/1997                                                     20,993.35                      19,601.60   21,928.11
10/31/1997                                                    19,759.95                      18,968.47   21,195.71
11/30/1997                                                    19,683.65                      19,404.75   22,177.06
12/30/1997                                                    19,776.48                      19,732.69   22,559.52
1/31/1998                                                     19,369.66                      19,864.90   22,808.92
2/28/1998                                                     21,023.17                      21,265.37   24,453.44
3/31/1998                                                     21,876.17                      22,175.53   25,705.46
4/30/1998                                                     22,282.98                      22,412.81   25,964.06
5/31/1998                                                     21,088.78                      21,861.45   25,517.48
6/30/1998                                                     21,259.38                      22,805.87   26,554.00
7/31/1998                                                     20,196.41                      22,569.39   26,272.52
8/31/1998                                                     16,968.14                      18,945.68   22,478.77
9/30/1998                                                     18,096.72                      20,208.54   23,912.92
10/31/1998                                                    19,645.24                      21,607.62   25,859.43
11/30/1998                                                    20,104.55                      22,894.97   27,429.10
12/31/1998                                                    20,986.53                      24,808.80   29,036.44
                                                             Annualized                       One Year
                                                        Since Inception                   Total Return
Total Returns for Period Ending December 31,
1998
Jurika & Voyles Value + Growth Fund                              19.03%                          6.12%
Lipper Analytical Services, Inc., Growth Index                   23.81%                         25.69%
Lipper Analytical Services, Inc., Cap Apprec.
Index                                                            19.66%                         19.98%
S&P 500 Index                                                    28.47%                         28.57%

                                                   Lipper Analytical Services,
                                                              Inc.
                                                   Capital Appreciation Index
9/30/1994                                                             10,000.00
10/31/1994                                                            10,117.44
11/30/1994                                                             9,768.47
12/31/1994                                                             9,857.56
1/31/1995                                                              9,911.78
2/28/1995                                                             10,273.39
3/31/1995                                                             10,545.05
4/30/1995                                                             10,726.86
5/31/1995                                                             10,995.36
6/30/1995                                                             11,531.70
7/31/1995                                                             12,211.53
8/31/1995                                                             12,346.40
9/30/1995                                                             12,668.26
10/31/1995                                                            12,420.54
11/30/1995                                                            12,878.81
12/31/1995                                                            12,972.01
1/31/1996                                                             13,218.77
2/29/1996                                                             13,547.71
3/31/1996                                                             13,686.71
4/30/1996                                                             14,265.86
5/31/1996                                                             14,683.70
6/30/1996                                                             14,289.90
7/31/1996                                                             13,243.29
8/31/1996                                                             13,834.32
9/30/1996                                                             14,636.57
10/31/1996                                                            14,449.11
11/30/1996                                                            15,076.54
12/31/1996                                                            14,912.16
1/31/1997                                                             15,527.04
2/28/1997                                                             15,040.14
3/31/1997                                                             14,237.98
4/30/1997                                                             14,521.62
5/31/1997                                                             15,737.59
6/30/1997                                                             16,427.09
7/31/1997                                                             17,617.97
8/30/1997                                                             17,287.58
9/30/1997                                                             18,324.23
10/31/1997                                                            17,594.40
11/30/1997                                                            17,629.84
12/30/1997                                                            17,889.63
1/31/1998                                                             17,895.76
2/28/1998                                                             19,271.99
3/31/1998                                                             20,176.64
4/30/1998                                                             20,367.45
5/31/1998                                                             19,714.45
6/30/1998                                                             20,517.65
7/31/1998                                                             19,956.51
8/31/1998                                                             16,527.29
9/30/1998                                                             17,573.23
10/31/1998                                                            18,584.02
11/30/1998                                                            19,660.23
12/31/1998                                                            21,464.64
Total Returns for Period Ending December 31,
1998
Jurika & Voyles Value + Growth Fund
Lipper Analytical Services, Inc., Growth Index
Lipper Analytical Services, Inc., Cap Apprec.
Index
S&P 500 Index

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Value+Growth Fund with a similar investment in the Lipper Growth Fund Index and the S&P 500 Index from the inception of the Fund on September 30, 1994 through December 31, 1998. For purposes of the graph and the Fund's Annualized Return Since Inception and One Year Total Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total return of the Fund reflects the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

Lipper Growth Fund Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest primarily in companies of all market capitalization with potential for growth. Lipper Capital Appreciation Fund Index is an unmanaged, net asset value weighted index of 30 mutual funds that invests primarily in companies of all market capitalization with an emphasis on maximum capital appreciation. S&P 500 Index contains 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
               -------------------------------------------------
                      Balanced Fund (FIXED INCOME PORTION)

1998 Review
-----------
Early in 1998 the fixed income component of the Fund was positioned primarily in higher quality Treasury and short-term corporate issues. When spreads between corporate and Treasury issues began widening during the second and third quarters of 1998, the Fund was well positioned to take advantage of the situation. We began adding mortgage, agency and credit sensitive issues that were relatively inexpensive, allowing us to diversify the portfolio and provide clients with better current value and potential return. This decision was rewarded as credit sensitive and long corporate issues enjoyed good returns as the spreads between Corporates and Treasuries narrowed near the end of the year. The net result is that fixed income positively complemented the equity portion of the Fund, providing value, capital appreciation and income to investors.

1999 Outlook
------------
As we mentioned previously, spreads between corporate and Treasury issues widened during 1998 in recognition that overall economic activity is slowing. Thanks to the Fed, liquidity and confidence have been restored to the debt markets and the new issuance of corporate bonds has returned to normal levels.

We are optimistic that the corporate and mortgage-related securities we currently hold will offer our investors the best available value in the coming months. We expect stable to down rates for the year, which we think will provide a good environment for how we have positioned the fixed income portion of the Fund.

                                  PERFORMANCE
               -------------------------------------------------
                                 Balanced Fund
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                               Lipper Analytical Services,
                                                            Jurika & Voyles               Inc.
                                                             Balanced Fund           Balanced Index
3/9/92                                                            $10,000.00                     $10,000.00
3/31/92                                                             9,940.00                      10,000.00
4/30/92                                                            10,100.16                      10,108.00
5/31/92                                                            10,170.23                      10,239.40
6/30/92                                                            10,162.22                      10,160.56
7/31/92                                                            10,544.19                      10,459.28
8/31/92                                                            10,493.93                      10,362.01
9/30/92                                                            10,720.09                      10,481.17
10/31/92                                                           10,942.16                      10,482.22
11/30/92                                                           11,315.65                      10,721.22
12/31/92                                                           11,546.81                      10,874.53
1/31/93                                                            11,850.67                      11,020.25
2/28/93                                                            11,789.90                      11,156.90
3/30/93                                                            12,118.07                      11,386.73
4/30/93                                                            11,985.91                      11,299.05
5/31/93                                                            12,107.91                      11,496.79
6/30/93                                                            12,332.58                      11,618.65
7/31/93                                                            12,536.42                      11,665.13
8/31/93                                                            12,862.57                      12,017.41
9/30/93                                                            13,060.30                      12,043.85
10/31/93                                                           13,111.44                      12,167.90
11/30/93                                                           13,009.17                      11,973.22
12/31/93                                                           13,512.35                      12,174.37
1/31/94                                                            13,813.78                      12,493.34
2/28/94                                                            13,792.99                      12,248.47
3/30/94                                                            13,330.45                      11,803.85
4/30/94                                                            13,372.21                      11,829.82
5/31/94                                                            13,340.89                      11,920.91
6/30/94                                                            13,215.63                      11,713.48
7/31/94                                                            13,383.58                      11,978.21
8/31/94                                                            13,719.48                      12,277.66
9/30/94                                                            13,544.18                      12,056.66
10/31/94                                                           13,304.07                      12,094.04
11/30/94                                                           12,933.00                      11,815.88
12/31/94                                                           13,215.67                      11,929.31
1/31/95                                                            13,270.83                      12,077.23
2/28/95                                                            13,822.40                      12,428.68
3/30/95                                                            14,142.31                      12,648.67
4/30/95                                                            14,530.53                      12,886.46
5/31/95                                                            15,140.59                      13,298.83
6/30/95                                                            15,573.18                      13,534.22
7/31/95                                                            16,019.40                      13,819.79
8/31/95                                                            16,309.45                      13,927.58
9/30/95                                                            16,480.13                      14,260.45
10/31/95                                                           15,961.25                      14,224.80
11/30/95                                                           16,513.97                      14,667.19
12/31/95                                                           16,573.75                      14,897.47
1/31/96                                                            16,597.31                      15,165.62
2/29/96                                                            16,927.14                      15,173.21
3/30/96                                                            17,049.65                      15,230.86
4/30/96                                                            17,642.47                      15,331.39
5/31/96                                                            17,891.46                      15,487.77
6/30/96                                                            17,528.65                      15,538.88
7/31/96                                                            16,860.44                      15,139.53
8/31/96                                                            17,480.92                      15,378.73
9/30/96                                                            17,966.57                      15,947.75
10/31/96                                                           18,302.84                      16,285.84
11/30/96                                                           19,271.50                      17,044.76
12/31/96                                                           19,139.60                      16,835.11
1/31/97                                                            19,802.78                      17,350.26
2/28/97                                                            20,068.06                      17,414.46
3/31/97                                                            19,536.18                      16,907.70
4/30/97                                                            20,043.96                      17,416.62
5/31/97                                                            20,992.71                      18,128.96
6/30/97                                                            21,580.67                      18,718.15
7/31/97                                                            22,548.91                      19,783.21
8/31/97                                                            22,172.13                      19,156.09
9/30/97                                                            22,996.70                      19,920.41
10/31/97                                                           22,281.70                      19,557.86
11/30/97                                                           22,237.92                      19,915.77
12/31/97                                                           22,331.31                      20,205.55
1/31/98                                                            21,969.45                      20,345.98
2/28/98                                                            23,085.26                      21,153.72
3/31/98                                                            23,682.37                      21,801.02
4/30/98                                                            23,986.18                      21,951.45
5/31/98                                                            23,317.79                      21,729.74
6/30/98                                                            23,513.60                      22,159.00
7/31/98                                                            22,813.06                      21,928.07
8/30/98                                                            20,878.98                      20,038.99
9/30/98                                                            21,847.54                      20,903.90
10/30/1998                                                         22,936.09                      21,685.93
11/30/1998                                                         23,273.38                      22,479.72
12/31/1998                                                         23,949.00                      23,309.04
                                                                  Annualized                       One Year
                                                            Since Inception*                   Total Return
Total Returns for Period Ending December 31, 1998
Jurika & Voyles Balanced Fund                                         13.67%                          7.24%
Lipper Analytical Services, Inc., Balanced Index                      13.34%                         15.09%
60% S&P 500/40% Lehman Bros. Gov't/Corp. Int. Bond Index              15.44%                         20.86%

                                                                 60% S&P 500/40% Lehman
                                                              Bros. Gov't/Corp. Int. Bond
                                                                         Index
3/9/92                                                                            $10,000.00
3/31/92                                                                             9,994.00
4/30/92                                                                            10,205.47
5/31/92                                                                            10,298.75
6/30/92                                                                            10,267.65
7/31/92                                                                            10,601.35
8/31/92                                                                            10,513.36
9/30/92                                                                            10,644.35
10/31/92                                                                           10,610.72
11/30/92                                                                           10,811.05
12/31/92                                                                           10,948.78
1/31/93                                                                            11,089.36
2/28/93                                                                            11,249.94
3/30/93                                                                            11,410.36
4/30/93                                                                            11,281.19
5/31/93                                                                            11,452.67
6/30/93                                                                            11,544.52
7/31/93                                                                            11,527.90
8/31/93                                                                            11,863.36
9/30/93                                                                            11,828.48
10/31/93                                                                           11,988.16
11/30/93                                                                           11,892.98
12/31/93                                                                           12,001.20
1/31/94                                                                            12,299.31
2/28/94                                                                            12,026.51
3/30/94                                                                            11,632.53
4/30/94                                                                            11,690.22
5/31/94                                                                            11,808.53
6/30/94                                                                            11,635.42
7/31/94                                                                            11,931.42
8/31/94                                                                            12,239.73
9/30/94                                                                            12,015.50
10/31/94                                                                           12,177.22
11/30/94                                                                           11,889.36
12/31/94                                                                           12,011.58
1/31/95                                                                            12,279.44
2/28/95                                                                            12,668.45
3/30/95                                                                            12,921.56
4/30/95                                                                            13,213.07
5/31/95                                                                            13,689.80
6/30/95                                                                            13,917.05
7/31/95                                                                            14,194.84
8/31/95                                                                            14,267.80
9/30/95                                                                            14,670.15
10/31/95                                                                           14,703.60
11/30/95                                                                           15,167.94
12/31/95                                                                           15,407.29
1/31/96                                                                            15,774.60
2/29/96                                                                            15,788.80
3/30/96                                                                            15,847.53
4/30/96                                                                            15,965.12
5/31/96                                                                            16,206.19
6/30/96                                                                            16,311.86
7/31/96                                                                            15,898.84
8/31/96                                                                            16,105.21
9/30/96                                                                            16,738.79
10/31/96                                                                           17,134.49
11/30/96                                                                           18,002.18
12/31/96                                                                           17,742.23
1/31/97                                                                            18,435.24
2/28/97                                                                            18,535.53
3/31/97                                                                            18,027.28
4/30/97                                                                            18,757.39
5/31/97                                                                            19,505.06
6/30/97                                                                            20,101.52
7/31/97                                                                            21,224.80
8/31/97                                                                            20,469.19
9/30/97                                                                            21,796.20
10/31/97
11/30/97
12/31/97
1/31/98                                                                            22,055.18
2/28/98                                                                            23,002.23
3/31/98                                                                            23,738.30
4/30/98                                                                            23,929.06
5/31/98                                                                            23,751.99
6/30/98                                                                            24,391.67
7/31/98                                                                            24,270.69
8/30/98                                                                            22,320.30
9/30/98                                                                            23,398.82
10/30/1998                                                                         24,532.25
11/30/1998                                                                         25,415.91
12/31/1998                                                                         26,299.36
Total Returns for Period Ending December 31, 1998
Jurika & Voyles Balanced Fund
Lipper Analytical Services, Inc., Balanced Index
60% S&P 500/40% Lehman Bros. Gov't/Corp. Int. Bond Index

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Balanced Fund with a similar investment in a model index consisting of 60% Standard & Poor's ("S&P") 500 Index and 40% Lehman Brothers Government/Corporate Intermediate Bond Index, and Lipper Balanced Fund Index from the inception of the Fund on March 9, 1992 through December 31, 1998. For purposes of the graph and the Fund's Annualized Total Return Since Inception and the One Year Total Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.

Total returns of the Fund reflect the fact that fees and expenses in excess of certain limits specified in the investment management agreement have been assumed by Jurika & Voyles, L.P.

The S&P 500 Index is an unmanaged index containing 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.

The Lehman Brothers Government/Corporate Intermediate Bond Index is an unmanaged market-weighted index consisting of public obligations of the U.S. Government, its agencies and instrumentalities and all corporate issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of one to ten years. It is generally regarded as representative of the market for intermediate-term domestic bonds.

Lipper Balanced Fund Index is an unmanaged, net asset value weighted index of 30 balanced mutual funds.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. All results are historical. Past performance is no guarantee of future results.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Mini-Cap Fund

                                         Number of
              Description                 Shares        Value
---------------------------------------  ---------   ------------
COMMON STOCKS - 97.59
BASIC INDUSTRIES
Chemicals - 2.86%
  OM Group, Inc........................     20,000   $    730,000
  R.P.M., Inc..........................     25,300        404,800
                                                     ------------
                                                        1,134,800
                                                     ------------
Iron & Steel - 1.09%
  *RTI International Metals, Inc.......     30,900        432,600
                                                     ------------
Paper & Pulp - 0.69%
  *Asia Pulp & Paper Ltd...............     33,700        275,919
                                                     ------------
  TOTAL BASIC INDUSTRIES..........................      1,843,319
                                                     ------------
COMMUNICATIONS
Communication Equipment - 4.37%
  *Aspect Telecommunications Corp......     35,000        603,750
  ECI Telecom, Limited.................     22,200        790,875
  Tekelec, Inc.........................     20,700        342,844
                                                     ------------
                                                        1,737,469
                                                     ------------
CONSUMER CYCLICALS
Homebuildings - 2.61%
  *Dal Tile International, Inc.........    100,000      1,037,500
                                                     ------------
Retail: Apparel - 1.58%
  Pacific Sunwear of California........     27,200        445,400
  Warnaco Group........................      7,200        181,800
                                                     ------------
                                                          627,200
                                                     ------------
Retail: Shoes - 3.34%
  Wolverine World Wide, Inc............    100,000      1,325,000
                                                     ------------
Retail: Specialty - 9.22%
  *Blyth Industries, Inc...............     12,000        375,000
  *Cost Plus, Inc......................     22,500        705,938
  *General Nutrition Companies, Inc....     82,400      1,339,000
  Pier 1 Imports, Inc..................     78,200        757,562
  *The Dress Barn......................     32,000        486,000
                                                     ------------
                                                        3,663,500
                                                     ------------
  TOTAL CONSUMER CYCLICALS........................      6,653,200
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Mini-Cap Fund

                                         Number of
              Description                 Shares        Value
---------------------------------------  ---------   ------------
CONSUMER SERVICES
Entertainment - 2.30%
  *GTECH Holdings Corp.................     35,700   $    914,813
                                                     ------------
CONSUMER STAPLES
Cosmetics - 2.92%
  Helen of Troy, Limited...............     79,100      1,161,781
                                                     ------------
ENERGY
Oil: Integrated Domestic - 2.35%
  Snyder Oil Corp......................     70,000        931,875
                                                     ------------
Oil & Gas Services - 3.00%
  Pride International, Inc.............     56,800        401,150
  Santa Fe International Corp..........     40,000        585,000
  *Veritas DGC, Inc....................     15,900        206,700
                                                     ------------
                                                        1,192,850
                                                     ------------
Natural Gas - 1.83%
  K. N. Energy, Inc....................     20,000        727,500
                                                     ------------
  TOTAL ENERGY....................................      2,852,225
                                                     ------------
FINANCIAL
Banks: Savings & Loan - 1.47%
  Western Bancorp......................     20,000        585,000
                                                     ------------
HEALTHCARE PRODUCTS
Drugs - 2.23%
  *Dura Pharmaceuticals, Inc...........     30,000        455,625
  ICN Pharmaceuticals, Inc.............     19,000        429,875
                                                     ------------
                                                          885,500
                                                     ------------
Medical Products - 1.43%
  *Atrix Labs, Inc.....................     44,200        392,275
  *Biomatrix, Inc......................      3,000        174,750
                                                     ------------
                                                          567,025
                                                     ------------
  TOTAL HEALTHCARE PRODUCTS.......................      1,452,525
                                                     ------------
HEALTHCARE SERVICES
HMOs - 2.97%
  *Physicians Reliance Network.........     90,000      1,181,250
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Mini-Cap Fund

                                         Number of
              Description                 Shares        Value
---------------------------------------  ---------   ------------
Hospitals\Long Term Care - 4.81%
  *Assisted Living Concepts, Inc.......     62,700   $    822,938
  Integrated Health Services, Inc......     77,000      1,087,625
                                                     ------------
                                                        1,910,563
                                                     ------------
  TOTAL HEALTHCARE SERVICES.......................      3,091,813
                                                     ------------
INDUSTRIAL PRODUCTS
Aerospace\Defense - 1.56%
  Doncasters Plc.......................     38,200        618,363
                                                     ------------
Electronics Equipment - 1.50%
  General Cable Corp...................     29,000        594,500
                                                     ------------
Electronics Instruments - 0.69%
  General Scanning, Inc................     45,500        275,843
                                                     ------------
Machinery - 1.15%
  *Gardner Denver Machinery, Inc.......     31,000        457,250
                                                     ------------
Manufacturing: Diversified - 0.79%
  *Wolverine Tube, Inc.................     15,000        315,000
                                                     ------------
  TOTAL INDUSTRIAL PRODUCTS.......................      2,260,956
                                                     ------------
INDUSTRIAL SERVICES
Distribution - 1.82%
  Daisytek International Corp..........     38,000        722,000
                                                     ------------
Special Printing - 2.19%
  *Zebra Technologies Corp.............     30,300        871,125
                                                     ------------
Special Services - 10.18%
  *Corrections Corp. of America........     50,000        881,250
  *Remedy Corp.........................    134,000      1,867,625
  *Republic Services, Inc..............     27,000        497,813
  *Interim Services, Inc...............     34,100        797,088
                                                     ------------
                                                        4,043,776
                                                     ------------
  TOTAL INDUSTRIAL SERVICES.......................      5,636,901
                                                     ------------
INSURANCE
Property\Casualty Insurance - 11.32%
  ESG Re Limited.......................     53,600      1,085,400
  Fremont General Corp.................     42,000      1,039,500
  HCC Insurance Holdings, Inc..........     57,800      1,018,725

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Mini-Cap Fund

                                         Number of
              Description                 Shares        Value
---------------------------------------  ---------   ------------
Property\Casualty Insurance - 11.32%--Continued
  Mercury General Corp.................     30,900   $  1,353,806
                                                     ------------
                                                        4,497,431
                                                     ------------
REAL ESTATE INVESTMENT TRUSTS - 2.53%
  Glenborough Realty Trust, Inc........     11,000        224,125
  Golf Trust of America, Inc...........     28,000        777,000
                                                     ------------
                                                        1,001,125
                                                     ------------
TECHNOLOGY
Software - 10.83%
  *Activision, Inc.....................     42,000        467,250
  *Aspen Technology, Inc...............     10,000        145,000
  *Check Point Software Techonologies
   Ltd.................................     39,000      1,786,688
  *Symantec Corp.......................     25,000        543,751
  *Synopsys, Inc.......................     25,000      1,356,251
                                                     ------------
                                                        4,298,940
                                                     ------------
TRANSPORTATION
Railroad - 1.96%
  Genesee & Wyoming, Inc...............     60,900        776,471
                                                     ------------
  TOTAL COMMON STOCKS (Cost $39,804,289)..........     38,763,969
                                                     ------------
  TOTAL INVESTMENTS - 97.59%
   (Cost $39,804,289).............................     38,763,969
                                                     ------------
  Cash and Other Assets, Net of Liabilities -
   2.41%..........................................        955,778
                                                     ------------
NET ASSETS - 100.00%..............................   $ 39,719,747
                                                     ------------
                                                     ------------

* INDICATES NON-INCOME PRODUCING SECURITY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                               Value+Growth Fund

                                         Number of
              Description                  Shares       Value
---------------------------------------  ----------  -----------
COMMON STOCKS - 93.03%
BASIC INDUSTRIES
Aluminum - 0.92%
  Reynolds Metals Co...................       6,800  $   358,275
                                                     -----------
Chemicals - 1.10%
  OM Group, Inc........................      11,750      428,875
                                                     -----------
  TOTAL BASIC INDUSTRIES...........................      787,150
                                                     -----------
COMMUNICATIONS
Telecommunications Equipment - 6.32%
  ECI Telecom, Limited.................      24,400      869,250
  *3Com Corp...........................      35,350    1,584,122
                                                     -----------
                                                       2,453,372
                                                     -----------
Wireless Service - 2.44%
  SBC Communications, Inc..............      17,700      949,162
                                                     -----------
  TOTAL COMMUNICATIONS.............................    3,402,534
                                                     -----------
CONSUMER CYCLICALS
Retail: Food - 3.54%
  American Stores Co...................      27,300    1,008,394
  Hannaford Brothers Co................       6,900      365,700
                                                     -----------
                                                       1,374,094
                                                     -----------
Retail: Specialty - 4.07%
  Circuit City Stores, Inc.............      21,400    1,068,662
                                                     -----------
Toys - 1.46%
  Mattel, Inc..........................      24,800      565,750
                                                     -----------
  TOTAL CONSUMER CYCLICALS.........................    3,008,506
                                                     -----------
CONSUMER SERVICES
Entertainment - 0.90%
  *GTECH Holdings Corp.................      13,600      348,500
                                                     -----------
Leisure - 1.26%
  *Sabre Group Holdings, Inc...........      11,000      489,500
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                               Value+Growth Fund

                                         Number of
              Description                  Shares       Value
---------------------------------------  ----------  -----------
Publishing - 1.65%
  McGraw-Hill Companies, Inc...........       6,300  $   641,813
                                                     -----------
  TOTAL CONSUMER SERVICES..........................    1,479,813
                                                     -----------
CONSUMER STAPLES
Household Products - 1.32%
  Newell & Co..........................      12,400      511,500
                                                     -----------
ENERGY
Natural Gas - 4.23%
  Enron Corp...........................      19,100    1,089,894
  K.N. Energy, Inc.....................      15,200      552,900
                                                     -----------
                                                       1,642,794
                                                     -----------
Oil and Gas Services - 1.89%
  Santa Fe International Corp..........      29,000      424,125
  *Weatherford International, Inc......      15,992      309,845
                                                     -----------
                                                         733,970
                                                     -----------
Oil: Integrated Domestic - 2.43%
  Ultramar Diamond Shamrock............      17,200      417,100
  Vastar Resources, Inc................      12,200      526,888
                                                     -----------
                                                         943,988
                                                     -----------
Oil: Integrated International - 1.93%
  Texaco, Inc..........................      14,200      750,824
                                                     -----------
  TOTAL ENERGY.....................................    4,071,576
                                                     -----------
FINANCIAL
Banks: Regional - 2.96%
  First Union Corp.....................      18,900    1,149,356
                                                     -----------
Banks: Savings & Loan - 2.07%
  Washington Mutual, Inc...............      21,050      803,847
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                               Value+Growth Fund

                                         Number of
              Description                  Shares       Value
---------------------------------------  ----------  -----------
Miscellaneous Finance - 1.65%
  CIT Group, Inc.......................      20,200  $   642,612
                                                     -----------
  TOTAL FINANCIAL..................................    2,595,816
                                                     -----------
HEALTHCARE PRODUCTS
Medical Products - 4.00%
  Baxter International, Inc............      18,100    1,164,056
  *Elan Plc............................       5,600      389,550
                                                     -----------
                                                       1,553,606
                                                     -----------
HEALTHCARE SERVICES
Hospitals/Long-Term Care - 2.15%
  *Tenet HealthCare Corp...............      31,800      834,750
                                                     -----------
INDUSTRIAL PRODUCTS
Aerospace/Defense - 1.48%
  Lockheed Martin Corp.................       6,800      576,300
                                                     -----------
Machinery - 2.39%
  Case Corp............................      28,900      630,381
  Deere & Co...........................       9,000      298,125
                                                     -----------
                                                         928,506
                                                     -----------
Manufacturing - Diversified - 2.25%
  Parker Hannifin Corp.................      26,650      872,788
                                                     -----------
Office Equipment - 3.98%
  Xerox Corp...........................      13,100    1,545,800
                                                     -----------
  TOTAL INDUSTRIAL PRODUCTS........................    3,923,394
                                                     -----------
INSURANCE
Life Insurance - 1.52%
  Reliastar Financial Corp.............      12,800      590,400
                                                     -----------
Multi-Line Insurance - 4.13%
  Cigna Corp...........................      14,100    1,090,106
  Provident Companies, Inc.............      12,400      514,600
                                                     -----------
                                                       1,604,706
                                                     -----------
Property/Casualty Insurance - 1.49%
  *Amerin Corp.........................       8,200      193,725

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                               Value+Growth Fund

                                         Number of
              Description                  Shares       Value
---------------------------------------  ----------  -----------
Property/Casualty Insurance - 1.49%--Continued
  Travelers Property Casualty Corp.....      12,400  $   384,400
                                                     -----------
                                                         578,125
                                                     -----------
  TOTAL INSURANCE..................................    2,773,231
                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 4.31%
  Avalonbay Communities, Inc...........       8,500      291,125
  Equity Residential Properties,
   Trust...............................      10,700      432,681
  Prologis Trust.......................      17,700      367,275
  Public Storage, Inc..................      10,900      294,981
  Spieker Properties, Inc..............       8,300      287,388
                                                     -----------
                                                       1,673,450
                                                     -----------
TECHNOLOGY
Hardware - 1.12%
  *Sun Microsystems, Inc...............       5,100      436,688
                                                     -----------
Semiconductors - 1.45%
  Texas Instruments, Inc...............       6,600      564,712
                                                     -----------
Software - 14.11%
  *Electronic Arts.....................      22,100    1,240,363
  Electronic Data Systems Corp.........      22,200    1,115,550
  First Data Corp......................      43,600    1,381,575
  HBO & Co.............................      23,100      662,681
  *Synopsys, Inc.......................      24,100    1,307,425
                                                     -----------
                                                       5,707,594
                                                     -----------
  TOTAL TECHNOLOGY.................................    6,708,994
                                                     -----------
TRANSPORTATION
Airlines - 0.99%
  Southwest Airlines Co................      17,200      385,925
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                               Value+Growth Fund

                                         Number of
              Description                  Shares       Value
---------------------------------------  ----------  -----------
Miscellaneous Transportation - 2.70%
  *FDX Corp............................      11,800  $ 1,050,200
                                                     -----------
  TOTAL TRANSPORTATION.............................    1,436,125
                                                     -----------
UTILITIES
Utility Service Providers - 3.54%
  *AES Corp............................      29,000    1,373,875
                                                     -----------
  TOTAL COMMON STOCKS (Cost $33,156,889)...........   36,134,320
                                                     -----------

                                         Par Value
                                         ----------
REPURCHASE AGREEMENT - 7.37%
  State Street Bank & Trust Co.
   $2,863,000 at 3.25% (Agreement dated
   December 31, 1998; to be repurchased
   at $2,864,034 on 1/04/99;
   collateralized by U.S. Treasury
   Bonds due 8/15/15) (Value
   $2,929,500) (Cost $2,863,000).......  $2,863,000    2,863,000
                                                     -----------

  TOTAL INVESTMENTS - 100.41% (Cost $36,019,889)...   38,997,320
                                                     -----------
  Liabilities in Excess of Cash and Other Assets -
   (0.41%).........................................     (157,656)
                                                     -----------
NET ASSETS - 100.00%...............................  $38,839,664
                                                     -----------
                                                     -----------

* INDICATES NON-INCOME PRODUCING SECURITY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

                                          Number of
              Description                  Shares        Value
---------------------------------------  -----------  -----------
COMMON STOCKS - 58.05%
BASIC INDUSTRIES
Aluminum - 0.60%
  Reynolds Metals Co...................        7,000  $   368,813
                                                      -----------
Chemicals - 0.69%
  OM Group, Inc........................       11,600      423,400
                                                      -----------
  TOTAL BASIC INDUSTRIES............................      792,213
                                                      -----------
COMMUNICATIONS
Telecommunications Equipment - 3.91%
  ECI Telecom, Limited.................       24,800      883,500
  *3Com Corp...........................       33,775    1,513,542
                                                      -----------
                                                        2,397,042
                                                      -----------
Wireless Service - 1.74%
  SBC Communications, Inc..............       19,900    1,067,138
                                                      -----------
  TOTAL COMMUNICATIONS..............................    3,464,180
                                                      -----------
CONSUMER CYCLICALS
Retail: Food - 2.10%
  American Stores Co...................       27,500    1,015,781
  Hannaford Brothers Co................        5,200      275,600
                                                      -----------
                                                        1,291,381
                                                      -----------
Retail: Specialty - 1.73%
  Circuit City Stores, Inc.............       21,300    1,063,669
                                                      -----------
Toys - 0.93%
  Mattel, Inc..........................       25,000      570,313
                                                      -----------
  TOTAL CONSUMER CYCLICALS..........................    2,925,363
                                                      -----------
CONSUMER SERVICES
Entertainment - 0.52%
  *GTECH Holdings Corp.................       12,500      320,313
                                                      -----------
Leisure - 0.94%
  *Sabre Group Holdings, Inc...........       13,000      578,500
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

                                          Number of
              Description                  Shares        Value
---------------------------------------  -----------  -----------
Publishing - 1.00%
  McGraw-Hill Companies, Inc...........        6,000  $   611,250
                                                      -----------
  TOTAL CONSUMER SERVICES...........................    1,510,063
                                                      -----------
CONSUMER STAPLES
Household Products - 0.81%
  Newell & Co..........................       12,100      499,125
                                                      -----------
ENERGY
Natural Gas - 2.86%
  Enron Corp...........................       20,400    1,164,075
  K.N. Energy, Inc.....................       16,200      589,275
                                                      -----------
                                                        1,753,350
                                                      -----------
Oil and Gas Services - 1.13%
  Santa Fe International Corp..........       25,500      372,938
  *Weatherford International...........       16,592      321,470
                                                      -----------
                                                          694,408
                                                      -----------
Oil: Integrated Domestic - 1.42%
  Ultramar Diamond Shamrock............       14,600      354,050
  Vastar Resources, Inc................       12,000      518,250
                                                      -----------
                                                          872,300
                                                      -----------
Oil: Integrated International - 1.34%
  Texaco, Inc..........................       15,600      824,850
                                                      -----------
  TOTAL ENERGY......................................    4,144,908
                                                      -----------
FINANCIAL
Banks: Regional - 1.68%
  First Union Corp.....................       17,000    1,033,813
                                                      -----------
Banks: Savings & Loan - 1.41%
  Washington Mutual, Inc...............       22,650      864,947
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

                                          Number of
              Description                  Shares        Value
---------------------------------------  -----------  -----------
Miscellaneous Finance - 1.02%
  CIT Group, Inc.......................       19,700  $   626,706
                                                      -----------
  TOTAL FINANCIAL...................................    2,525,466
                                                      -----------
HEALTHCARE PRODUCTS
Medical Products - 2.51%
  Baxter International, Inc............       17,800    1,144,763
  *Elan Corp. Plc......................        5,700      396,506
                                                      -----------
                                                        1,541,269
                                                      -----------
HEALTHCARE SERVICES
Hospitals/Long-Term Care - 1.33%
  *Tenet HealthCare Corp...............       31,100      816,375
                                                      -----------
INDUSTRIAL PRODUCTS
Aerospace/Defense - 0.91%
  Lockheed Martin Corp.................        6,600      559,350
                                                      -----------
Machinery - 1.35%
  Case Corp............................       26,000      567,125
  Deere & Co...........................        7,900      261,688
                                                      -----------
                                                          828,813
                                                      -----------
Manufacturing - Diversified - 1.29%
  Parker Hannifin Corp.................       24,200      792,550
                                                      -----------
Office Equipment - 2.54%
  Xerox Corp...........................       13,200    1,557,600
                                                      -----------
  TOTAL INDUSTRIAL PRODUCTS.........................    3,738,313
                                                      -----------
INSURANCE
Life Insurance - 1.01%
  Reliastar Financial Corp.............       13,400      618,075
                                                      -----------
Multi-Line Insurance - 2.41%
  Cigna Corp...........................       12,700      981,869
  Provident Companies, Inc.............       12,000      498,000
                                                      -----------
                                                        1,479,869
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

                                          Number of
              Description                  Shares        Value
---------------------------------------  -----------  -----------
Property/Casualty Insurance - 0.81%
  *Amerin Corp.........................        7,000  $   165,375
  Travelers Property Casualty Corp.....       10,800      334,800
                                                      -----------
                                                          500,175
                                                      -----------
  TOTAL INSURANCE...................................    2,598,119
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS - 2.55%
  Avalonbay Communities, Inc...........        8,300      284,275
  Equity Residential Properties
   Trust...............................        8,700      351,806
  Prologis Trust.......................       17,300      358,975
  Public Storage, Inc..................       10,600      286,863
  Spieker Properties, Inc..............        8,100      280,463
                                                      -----------
                                                        1,562,382
                                                      -----------
TECHNOLOGY
Hardware - 0.68%
  *Sun Microsystems, Inc...............        4,900      419,563
                                                      -----------
Semiconductors - 0.98%
  Texas Instruments, Inc...............        7,000      598,938
                                                      -----------
Software - 9.33%
  *Electronic Arts, Inc................       21,300    1,195,463
  Electronic Data Systems Corp.........       23,800    1,195,950
  First Data Corp......................       42,900    1,359,394
  HBO & Co.............................       22,500      645,468
  *Synopsys, Inc.......................       24,500    1,329,125
                                                      -----------
                                                        5,725,400
                                                      -----------
  TOTAL TECHNOLOGY..................................    6,743,901
                                                      -----------
TRANSPORTATION
Airlines - 0.60%
  Southwest Airlines...................       16,500      370,218
                                                      -----------
Miscellaneous Transportation - 1.67%
  *FDX Corp............................       11,500    1,023,500
                                                      -----------
  TOTAL TRANSPORTATION..............................    1,393,718
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

                                          Number of
              Description                  Shares        Value
---------------------------------------  -----------  -----------
UTILITIES
  Utility Service Providers - 2.25%
  *AES Corp............................       29,100  $ 1,378,608
                                                      -----------
  TOTAL COMMON STOCKS (Cost $29,531,684)............   35,634,003
                                                      -----------

                                          Par Value
                                         -----------
CORPORATE BONDS - 20.07%
Basic Industries - 3.82%
  Ball Corp.
   7.750%, 08/01/06....................  $ 1,200,000    1,263,000
  Glatfelter P. H. Co.
   6.875%, 07/15/07....................    1,000,000    1,081,253
                                                      -----------
                                                        2,344,253
                                                      -----------
Computers - 2.42%
  International Business Machines
   5.945%, 05/14/01....................    1,450,000    1,483,555
                                                      -----------
Entertainment - 1.78%
  Viacom International, Inc.
   7.750%, 06/01/05....................    1,000,000    1,093,578
                                                      -----------
Financial Services - 6.01%
  Associates Corp.
   5.875%, 05/16/01....................    1,350,000    1,367,201
  Ford Motor Credit Corp.
   8.200%, 02/15/02....................    1,350,000    1,454,887
  PaineWebber Group, Inc.
   9.250%, 12/15/01....................      800,000      867,214
                                                      -----------
                                                        3,689,302
                                                      -----------
Oil & Gas Services - 0.82%
  Gulf CDA Resources, Limited
   9.000%, 08/15/99....................      500,000      505,000
                                                      -----------
Retail: Food - 3.25%
  Coca Cola Enterprises, Inc.
   6.375%, 8/01/01.....................      960,000      985,628

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

              Description                 Par Value      Value
---------------------------------------  -----------  -----------
Retail: Food - 3.25%--Continued
  Safeway, Inc.
   6.050%, 11/15/03....................  $ 1,000,000  $ 1,012,048
                                                      -----------
                                                        1,997,676
                                                      -----------
Retail - 1.97%
  Wal Mart Stores, Inc.
   8.625%, 04/01/01....................    1,125,000    1,207,392
                                                      -----------
  TOTAL CORPORATE BONDS (cost $11,994,423)..........   12,320,756
                                                      -----------
MORTGAGE BACKED SECURITIES - 3.59%
Federal Home Loan Mortgage Corporation
  7.500%, 04/01/28.....................      938,381      963,596
  6.000%, 07/01/28.....................    1,252,972    1,237,699
                                                      -----------
                                                        2,201,295
                                                      -----------
U.S. GOVERNMENT AGENCIES - 6.86%
Federal Home Loan Mortgage Corporation - 2.00%
  5.750%, 04/15/08.....................    1,185,000    1,225,190
                                                      -----------
Federal National Mortgage Association - 4.86%
  5.750%, 04/15/03.....................    1,730,000    1,775,964
  5.750%, 06/15/05.....................    1,170,000    1,208,042
                                                      -----------
                                                        2,984,006
                                                      -----------
  TOTAL U.S. GOVERNMENT AGENCIES (cost
   $6,318,040)......................................    4,209,196
                                                      -----------
U.S. TREASURY OBLIGATIONS - 8.39%
U. S. Treasury Bonds - 4.05%
  7.500%, 11/15/16.....................    2,000,000    2,485,394
                                                      -----------
U. S. Treasury Notes - 2.93%
  7.500%, 11/15/01.....................    1,150,000    1,238,301
  7.250%, 05/15/04.....................      500,000      560,323
                                                      -----------
                                                        1,798,624
                                                      -----------
U.S. Treasury Strips - 1.41%
  0.00%, 11/15/09......................    1,500,000      864,727
                                                      -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
   $4,971,519)......................................    5,148,745
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

              Description                 Par Value      Value
---------------------------------------  -----------  -----------
REPURCHASE AGREEMENT - 2.98%
  State Street Bank & Trust Co.
   $1,828,000 at 3.25% (Agreement dated
   December 31, 1998; to be repurchased
   at $1,828,660 on 1/04/99;
   collateralized by U.S. Treasury
   Bonds due 8/15/15) (Value
   $1,871,625) (Cost $1,828,000).......  $ 1,828,000  $ 1,828,000
                                                      -----------
  TOTAL INVESTMENTS - 99.94% (Cost $54,643,666).....   61,341,995
                                                      -----------
  Cash and Other Assets, Net of Liabilities -
   0.06%............................................       37,998
                                                      -----------
NET ASSETS - 100.00%................................  $61,379,993
                                                      -----------
                                                      -----------

* INDICATES NON-INCOME PRODUCING SECURITY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------

                                               Mini-Cap       Value+       Balanced
                                                 Fund      Growth Fund       Fund
                                             ------------  ------------  ------------
ASSETS
Investments in securities at market value
 (cost of $39,804,289, $36,019,889,
 $54,643,666)                                $ 38,763,969   $38,997,320  $ 61,341,995
Cash                                               19,639          215            561
Receivables:
  Investment securities sold                      791,783      478,499        495,288
  Income receivable                                27,310       35,474        336,247
  Fund shares sold                                521,970       15,790          3,054
Prepaid expenses                                    8,618        6,712          6,884
Deferred organization costs                         6,857        6,857          2,244
                                             ------------  ------------  ------------
  Total assets                                 40,140,146   39,540,867     62,186,273
                                             ------------  ------------  ------------

LIABILITIES
Payables:
  Investment securities purchased                      --      631,882        615,470
  Fund shares repurchased                         308,984        3,509        107,249
  Investment advisory fees                         11,941       14,872         21,403
  Shareholder servicing fees                        8,572        7,949          8,792
  Accrued expenses                                 90,902       42,991         53,366
                                             ------------  ------------  ------------
    Total liabilities                             420,399      701,203        806,280
                                             ------------  ------------  ------------
NET ASSETS                                   $ 39,719,747   $38,839,664  $ 61,379,993
                                             ------------  ------------  ------------
                                             ------------  ------------  ------------

COMPOSITION OF NET ASSETS
  Paid-in capital                            $ 45,127,724   $36,077,857  $ 54,782,821
  Undistributed net investment income
    (loss)                                       (119,606)      58,476        (20,538)
  Accumulated net realized gain (loss)         (4,248,051)    (274,100)       (80,619)
  Net unrealized appreciation
    (depreciation)                             (1,040,320)   2,977,431      6,698,329
                                             ------------  ------------  ------------
NET ASSETS                                   $ 39,719,747   $38,839,664  $ 61,379,993
                                             ------------  ------------  ------------
                                             ------------  ------------  ------------
Number of shares, $0.01 par value, issued
 and outstanding (unlimited shares
 authorized)                                    2,758,726    2,597,525      4,241,914
                                             ------------  ------------  ------------
                                             ------------  ------------  ------------
NET ASSET VALUE PER SHARE                    $      14.40   $    14.95   $      14.47
                                             ------------  ------------  ------------
                                             ------------  ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1998
                                  (UNAUDITED)
           ----------------------------------------------------------

                                               Mini-Cap       Value+      Balanced
                                                 Fund      Growth Fund      Fund
                                             ------------  ------------  -----------
INVESTMENT INCOME
Income
  Dividend income                            $    238,701   $  238,565   $   215,909
  Interest income                                  43,336       65,503       823,518
                                             ------------  ------------  -----------
    Total income                                  282,037      304,068     1,039,427
                                             ------------  ------------  -----------
Expenses (note 3)
  Investment advisory fees                        265,058      166,269       216,209
  Shareholder service fees                         66,265       43,394        52,508
  Administration fees                              43,284       25,206        25,206
  Custodian fees                                   26,053       20,165        22,685
  Professional fees                                20,141       10,440        14,790
  Transfer agent fees                              24,198       15,123        16,635
  Shareholder reporting fees                       39,168        7,943        10,862
  Registration fees                                11,189        5,800         8,216
  Trustees fees                                     7,058        7,059         7,058
  Miscellaneous                                     8,752        4,576         6,207
  Amortization of deferred organization
    costs                                           4,721        4,721         1,279
                                             ------------  ------------  -----------
    Total expenses                                515,887      310,696       381,655
    Less: expenses reimbursed                    (117,268)     (65,609)      (87,690)
    Add: credit line commitment fees                3,024          505         1,513
                                             ------------  ------------  -----------
    Net expenses                                  401,643      245,592       295,478
                                             ------------  ------------  -----------
Net investment income (loss)                     (119,606)      58,476       743,949
                                             ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on investments        (4,202,523)     740,017     1,840,965
Change in net unrealized appreciation
 (depreciation) on investments                 (6,986,807)  (2,177,696)   (1,712,158)
                                             ------------  ------------  -----------
Net gain (loss) on investments                (11,189,330)  (1,437,679)      128,807
                                             ------------  ------------  -----------
Net increase (decrease) in net assets
 resulting from operations                   $(11,308,936)  $(1,379,203) $   872,756
                                             ------------  ------------  -----------
                                             ------------  ------------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Mini-Cap Fund

                                                              FOR THE PERIODS
                                                        ---------------------------
                                                          07/01/98      07/01/97
                                                        TO 12/31/98    TO 6/30/98
                                                        ------------  -------------
INCREASE / (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                   $   (119,606) $    (802,346)
  Net realized gain / (loss) on investments               (4,202,523)    27,481,233
  Change in net unrealized depreciation on investments    (6,986,807)   (13,131,072)
                                                        ------------  -------------
  Net increase / (decrease) in net assets from
    operations                                           (11,308,936)    13,547,815
                                                        ------------  -------------
Distributions to shareholders:
  From net investment income                                 --            --
  From net realized gains                                 (5,303,746)   (30,810,487)
                                                        ------------  -------------
  Total distributions                                     (5,303,746)   (30,810,487)
                                                        ------------  -------------
Fund share transactions:
  Proceeds from shares sold                               19,937,179     96,326,126
  Net asset value of shares issued on reinvestment of
    distributions                                          5,022,337     28,723,773
  Cost of shares redeemed                                (59,497,390)  (139,969,472)
                                                        ------------  -------------
  Net decrease from Fund share transactions              (34,537,874)   (14,919,573)
                                                        ------------  -------------

Net increase / (decrease) in net assets                  (51,150,556)   (32,182,245)

NET ASSETS
Beginning of period                                       90,870,303    123,052,548
                                                        ------------  -------------
End of period                                           $ 39,719,747  $  90,870,303
                                                        ------------  -------------
                                                        ------------  -------------

CHANGE IN SHARES
Shares sold                                                1,259,884      4,433,085
Shares issued on reinvestment of distributions               370,081      1,437,672
Shares redeemed                                           (3,629,717)    (6,748,102)
                                                        ------------  -------------
Net decrease                                              (1,999,752)      (877,345)
                                                        ------------  -------------
                                                        ------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)
           ----------------------------------------------------------
                               Value+Growth Fund

                                                              FOR THE PERIODS
                                                         --------------------------
                                                           07/01/98      07/01/97
                                                         TO 12/31/98    TO 6/30/98
                                                         ------------  ------------
INCREASE / (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                   $   58,476   $     34,649
  Net realized gain on investments                           740,017      2,939,634
  Change in net unrealized appreciation /
    (depreciation) on investments                         (2,177,696)     1,178,382
                                                         ------------  ------------
  Net increase / (decrease) in net assets from
    operations                                            (1,379,203)     4,152,665
                                                         ------------  ------------
Distributions to shareholders:
  From net investment income                                  --           (120,896)
  From net realized gains                                 (2,433,087)    (3,451,349)
                                                         ------------  ------------
  Total distributions                                     (2,433,087)    (3,572,245)
                                                         ------------  ------------
Fund share transactions:
  Proceeds from shares sold                                1,945,343     30,647,357
  Net asset value of shares issued on reinvestment of
    distributions                                          2,423,048      3,471,757
  Cost of shares redeemed                                 (9,115,780)   (11,294,038)
                                                         ------------  ------------
Net increase / (decrease) from Fund share transactions    (4,747,389)    22,825,076
                                                         ------------  ------------

Net increase / (decrease) in net assets                   (8,559,679)    23,405,496

NET ASSETS
Beginning of period                                       47,399,343     23,993,847
                                                         ------------  ------------
End of period                                             $38,839,664  $ 47,399,343
                                                         ------------  ------------
                                                         ------------  ------------

CHANGE IN SHARES
Shares sold                                                  135,516      1,930,512
Shares issued on reinvestment of distributions               170,397        222,229
Shares redeemed                                             (633,915)      (702,262)
                                                         ------------  ------------
Net increase / (decrease)                                   (328,002)     1,450,479
                                                         ------------  ------------
                                                         ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)
           ----------------------------------------------------------
                                 Balanced Fund

                                                              FOR THE PERIODS
                                                         --------------------------
                                                           07/01/98      07/01/97
                                                         TO 12/31/98    TO 6/30/98
                                                         ------------  ------------
INCREASE / (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                   $  743,949   $  1,372,379
  Net realized gain on investments                         1,840,965      4,341,116
  Change in net unrealized depreciation on investments    (1,712,158)      (176,701)
                                                         ------------  ------------
  Net increase in net assets from operations                 872,756      5,536,794
                                                         ------------  ------------
Distributions to shareholders:
  From net investment income                                (782,358)    (1,405,083)
  From net realized gains                                 (4,179,056)    (6,870,711)
                                                         ------------  ------------
  Total distributions                                     (4,961,414)    (8,275,794)
                                                         ------------  ------------
Fund share transactions:
  Proceeds from shares sold                                2,759,343     14,900,421
  Net asset value of shares issued on reinvestment of
    distributions                                          4,797,438      8,100,854
  Cost of shares redeemed                                 (8,769,070)   (16,979,476)
                                                         ------------  ------------
Net increase / (decrease) from Fund share transactions    (1,212,289)     6,021,799
                                                         ------------  ------------

Net increase / (decrease) in net assets                   (5,300,947)     3,282,799

NET ASSETS
Beginning of period                                       66,680,940     63,398,141
                                                         ------------  ------------
End of period                                             $61,379,993  $ 66,680,940
                                                         ------------  ------------
                                                         ------------  ------------

CHANGE IN SHARES
Shares sold                                                  186,904        956,486
Shares issued on reinvestment of distributions               338,591        527,543
Shares redeemed                                             (602,970)    (1,109,840)
                                                         ------------  ------------
Net increase / (decrease)                                    (77,475)       374,189
                                                         ------------  ------------
                                                         ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
           ----------------------------------------------------------
                                 Mini-Cap Fund

                                                      FOR THE PERIODS
                               --------------------------------------------------------------
                                07/01/98     07/01/97     07/01/96    07/01/95     09/30/94+
                                   TO           TO           TO          TO           TO
                                12/31/98     06/30/98     06/30/97    06/30/96     06/30/95
                               -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of
 period                         $   19.10    $   21.83   $    18.39   $   14.12    $   10.00
                               -----------  -----------  ----------  -----------  -----------
Income from investment
 operations
Net investment income (loss)        (0.04)       (0.17)       (0.01)      (0.02)        0.01
Net realized and unrealized
 gain on investments                (2.76)        2.40         4.04        5.25         4.13
                               -----------  -----------  ----------  -----------  -----------
Total from investment
 operations                         (2.80)        2.23         4.03        5.23         4.14
                               -----------  -----------  ----------  -----------  -----------
Less distributions
From net investment income          -            -           -            -            (0.02)
From net realized gains             (1.90)       (4.96)       (0.59)      (0.96)       -
                               -----------  -----------  ----------  -----------  -----------
Total distributions                 (1.90)       (4.96)       (0.59)      (0.96)       (0.02)
                               -----------  -----------  ----------  -----------  -----------
Net asset value, end of
 period                         $   14.40    $   19.10   $    21.83   $   18.39    $   14.12
                               -----------  -----------  ----------  -----------  -----------
                               -----------  -----------  ----------  -----------  -----------
Total return                       (14.05)%**      10.29%      22.45%      38.46%      41.47%**
                               -----------  -----------  ----------  -----------  -----------
                               -----------  -----------  ----------  -----------  -----------
Net assets at end of period
 (in 000's)                    $   39,720   $   90,870   $  123,053  $   92,697   $   10,397
                               -----------  -----------  ----------  -----------  -----------
                               -----------  -----------  ----------  -----------  -----------
Ratio of expenses to average
 net assets (net of expense
 reimbursements)(1)                  1.50%*       1.50%        1.50%       1.50%        1.50%*
                               -----------  -----------  ----------  -----------  -----------
                               -----------  -----------  ----------  -----------  -----------
Ratio of net investment
 income (loss) to average net
 assets                             (0.45 )%*      (0.59 )%      (0.08)%      (0.35 )%       0.04%*
                               -----------  -----------  ----------  -----------  -----------
                               -----------  -----------  ----------  -----------  -----------
Portfolio turnover rate             61.73%      168.74%      304.88%     214.71%      102.85%
                               -----------  -----------  ----------  -----------  -----------
                               -----------  -----------  ----------  -----------  -----------

* ANNUALIZED
**NOT ANNUALIZED
+ FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 1994.
1 THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS AND
  RECOUPMENTS WERE 1.55%, 1.39%, 1.74%, AND 4.99% FOR THE MINI-CAP FUND FOR THE PERIODS ENDED JUNE 30, 1998, 1997, 1996, AND 1995, RESPECTIVELY. FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998, THE ANNUALIZED RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS AND RECOUPMENTS WAS 1.96% FOR THE MINI-CAP FUND.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.
           ----------------------------------------------------------
                               Value+Growth Fund

                                                       FOR THE PERIODS
                               ---------------------------------------------------------------
                                07/01/98     07/01/97     07/01/96     07/01/95     09/30/94+
                                   TO           TO           TO           TO           TO
                                12/31/98     06/30/98     06/30/97     06/30/96     06/30/95
                               -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of
   period                       $   16.20    $   16.27    $   13.69    $   12.82    $   10.00
                               -----------  -----------  -----------  -----------  -----------
Income from investment
   operations
Net investment income (loss)         0.02         0.01         0.10         0.11         0.05
Net realized and unrealized
   gain on investments              (0.28)        1.77         4.03         1.40         2.79
                               -----------  -----------  -----------  -----------  -----------
Total from investment
   operations                       (0.26)        1.78         4.13         1.51         2.84
                               -----------  -----------  -----------  -----------  -----------
Less distributions
From net investment income          -            (0.04)       (0.10)       (0.13)       (0.02)
From net realized gains             (0.99)       (1.81)       (1.45)       (0.51)       -
                               -----------  -----------  -----------  -----------  -----------
Total distributions                 (0.99)       (1.85)       (1.55)       (0.64)       (0.02)
                               -----------  -----------  -----------  -----------  -----------
Net asset value, end of
   period                       $   14.95    $   16.20    $   16.27    $   13.69    $   12.82
                               -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------
Total return                        (1.28)%**      11.54%      32.38%      12.11%       28.43%**
                               -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------
Net assets at end of period
   (in 000's)                  $   38,840   $   47,399   $   23,994   $   21,256   $   12,989
                               -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------
Ratio of expenses to average
   net assets (net of expense
   reimbursements)(1)                1.25%*       1.25%        1.26%        1.35%        1.35%
                               -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------
Ratio of net investment
   income (loss) to average
   net assets                        0.30%*       0.09%        0.45%        0.78%        1.18%
                               -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------
Portfolio turnover rate             47.17%       60.51%      160.13%      101.05%       31.64%
                               -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------

* ANNUALIZED
**NOT ANNUALIZED
+ FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 1994.
1 THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS
  WERE 1.48%, 2.11%, 2.12%, AND 5.21% FOR THE VALUE+GROWTH FUND FOR THE PERIODS ENDED JUNE 30, 1998, 1997, 1996, AND 1995, RESPECTIVELY. FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998, THE ANNUALIZED RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS AND RECOUPMENTS WAS 1.59% FOR THE VALUE+GROWTH FUND.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
           ----------------------------------------------------------
                                 Balanced Fund

                                                       FOR THE PERIODS
                                      --------------------------------------------------
                                       07/01/98     07/01/97     07/01/96     07/01/95
                                          TO           TO           TO           TO
                                       12/31/98     06/30/98     06/30/97     06/30/96
                                      -----------  -----------  -----------  -----------
Net asset value, beginning of period   $   15.44    $   16.07    $   14.69    $   13.96
                                      -----------  -----------  -----------  -----------
Income from investment operations
Net investment income                       0.18         0.31         0.38         0.43
Net realized and unrealized gain on
   investments                              0.07         1.05         2.78         1.27
                                      -----------  -----------  -----------  -----------
Total from investment operations            0.25         1.36         3.16         1.70
                                      -----------  -----------  -----------  -----------
Less distributions
From net investment income                 (0.19)       (0.32)       (0.37)       (0.43)
From net realized gains                    (1.03)       (1.67)       (1.41)       (0.54)
                                      -----------  -----------  -----------  -----------
Total distributions                        (1.22)       (1.99)       (1.78)       (0.97)
                                      -----------  -----------  -----------  -----------
Net asset value, end of period         $   14.47    $   15.44    $   16.07    $   14.69
                                      -----------  -----------  -----------  -----------
                                      -----------  -----------  -----------  -----------
Total return                                1.85%**       8.96%      23.12%       12.56%
                                      -----------  -----------  -----------  -----------
                                      -----------  -----------  -----------  -----------
Net assets at end of period (in
   000's)                              $  61,380    $  66,681    $  63,398    $  46,979
                                      -----------  -----------  -----------  -----------
                                      -----------  -----------  -----------  -----------
Ratio of expenses to average net
   assets
   (net of expense
   reimbursements)(1)                       0.95%*       1.00%        1.26%        1.35%
                                      -----------  -----------  -----------  -----------
                                      -----------  -----------  -----------  -----------
Ratio of net investment income to
   average net assets                       2.41%*       1.99%        2.62%        2.98%
                                      -----------  -----------  -----------  -----------
                                      -----------  -----------  -----------  -----------
Portfolio turnover rate                    60.90%       83.27%       91.90%       69.11%
                                      -----------  -----------  -----------  -----------
                                      -----------  -----------  -----------  -----------

* ANNUALIZED

**NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+ THE JURIKA & VOYLES BALANCED FUND COMMENCED OPERATIONS ON MARCH 9, 1992.

1 THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS WAS
  1.37%, 1.31%, 1.49%, AND 1.42% FOR THE BALANCED FUND FOR THE PERIODS ENDED JUNE 30, 1998, 1997, 1996, AND 1995, RESPECTIVELY. FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998, THE ANNUALIZED RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS AND RECOUPMENTS WAS 1.24% FOR THE BALANCED FUND.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.
           ----------------------------------------------------------
                           Balanced Fund (continued)

                                                      FOR THE PERIODS
                                     --------------------------------------------------
                                     10/01/94 TO  11/01/93 TO  11/01/92 TO  03/09/92 TO
                                      06/30/95     09/30/94     10/31/93     10/31/92+
                                     -----------  -----------  -----------  -----------
Net asset value, beginning of
   period                             $   12.41    $   12.82    $   10.84    $   10.00
                                     -----------  -----------  -----------  -----------
Income from investment operations
Net investment income                      0.24         0.16         0.16         0.11
Net realized and unrealized gain on
   investments                             1.59         0.05         1.98         0.83
                                     -----------  -----------  -----------  -----------
Total from investment operations           1.83         0.21         2.14         0.94
                                     -----------  -----------  -----------  -----------
Less distributions
From net investment income                (0.24)       (0.18)       (0.16)       (0.10)
From net realized gains                   (0.04)       (0.44)       -            -
                                     -----------  -----------  -----------  -----------
Total distributions                       (0.28)       (0.62)       (0.16)       (0.10)
                                     -----------  -----------  -----------  -----------
Net asset value, end of period        $   13.96    $   12.41    $   12.82    $   10.84
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------
Total return                              14.98%**       3.66%**      19.83%       9.42%**
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------
Net assets at end of period (in
   000's)                             $  38,836    $  34,659    $  20,931    $   6,008
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------
Ratio of expenses to average net
   assets (net of expense
   reimbursements)(1)                      1.33%*       1.63%*       1.47%        1.50%*
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------
Ratio of net investment income to
   average net assets                      2.51%*       1.77%*       1.51%        1.93%*
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------
Portfolio turnover rate                   54.02%       60.90%       44.12%       20.00%
                                     -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------

* ANNUALIZED

**NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+ THE JURIKA & VOYLES BALANCED FUND COMMENCED OPERATIONS ON MARCH 9, 1992.

1 THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS WAS
  1.37%, 1.31%, 1.49%, AND 1.42% FOR THE BALANCED FUND FOR THE PERIODS ENDED JUNE 30, 1998, 1997, 1996, AND 1995, RESPECTIVELY. FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998, THE ANNUALIZED RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS AND RECOUPMENTS WAS 1.24% FOR THE BALANCED FUND.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

1. Organization

Jurika & Voyles Fund Group (the "Trust") was organized as a Delaware business trust on July 11, 1994 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of three separate diversified series: Jurika & Voyles Mini-Cap Fund, Jurika & Voyles Value+Growth Fund, and Jurika & Voyles Balanced Fund (each a "Fund" and collectively the "Funds").

The investment objectives of the Funds are as follows:

The Mini-Cap Fund seeks to maximize long-term capital appreciation. This Fund invests primarily in the common stock of quality companies having small market capitalizations that offer current value and significant future growth potential.

The Value+Growth Fund seeks long-term capital appreciation. This Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value and significant future growth potential.

The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. This Fund invests primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.

On September 30, 1994, shareholders of the Jurika & Voyles Balanced Fund (the "Balanced Fund"), formerly a portfolio of the Advisors' Inner Circle Fund (the "Old Fund"), exchanged 2,793,608 shares of the Old Fund (valued at $34,658,609, including unrealized gains of $1,199,928) for 2,793,608 shares of the Balanced Fund in a tax-free exchange. All of the assets of the Old Fund were transferred to the Balanced Fund at net asset value. The Financial Highlights for periods prior to October 1, 1994 include results of the Old Fund.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

    SECURITY VALUATION--Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sales price on the

                         NOTES TO FINANCIAL STATEMENTS
    principal exchange on which the security is traded or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ National Market System and securities traded only in the U.S. over-the-counter market are valued at the last sale price or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value.

    FEDERAL INCOME TAXES--Each Fund has elected and qualified and intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method. Realized gains and losses on securities sold are determined under the identified cost method.

    It is the Trust's policy to take possession of securities as collateral under repurchase agreement and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

    DEFERRED ORGANIZATION COSTS--Organization costs are amortized on a straight line basis over a period of sixty months commencing with the Funds' operations.

    DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date.

    ACCOUNTING ESTIMATES--The preparation of financial statements in accordance with generally accepted accounting principles requires

                         NOTES TO FINANCIAL STATEMENTS
    management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Management Fees and Transaction with Affiliates

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with Jurika & Voyles, L.P., (the "Adviser"). Under the terms of the Agreement, the Trust will pay a fee equal to the following rates of average daily net assets: 1.00% for the Mini-Cap Fund, 0.85% for the Value+Growth Fund and 0.70% for the Balanced Fund. The Adviser has voluntarily agreed to the expense limitation described herein for an indefinite period of time, by reducing all or a portion of its fees (and reimbursing the Funds' expenses) so that the ratio of expenses to average net assets will not exceed 1.50% for Mini-Cap Fund, 1.25% for the Value+Growth Fund, and 0.95% for the Balanced Fund. Prior to September 9, 1997, the expense limitation for the Balanced Fund was 1.25%. In subsequent years, overall operating expenses of each Fund will not fall below the applicable expense limitations until the Adviser has been fully reimbursed for fees foregone or expenses paid by the Adviser under this agreement, as each Fund will reimburse the Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation. The agreement permits such reimbursement to the Adviser within the three year period following the year in which the Adviser waived fees or reimbursed expenses of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. Unreimbursed expenses at December 31, 1998 amounted to $248,134, $452,368 and $426,203, for the Mini-Cap, Value+Growth and Balanced Funds, respectively.

Pursuant to a Shareholder Services Plan, effective June 9, 1997, the Fund will reimburse the Adviser for any expenses incurred, not to exceed 0.25% of the Fund's average daily net assets, for shareholder services provided. Under the Shareholders Services Plan, the Adviser as Service Coordinator will provide, or will arrange for others to provide, certain specified shareholder services to Class J shareholders of the Funds. In certain cases, the Adviser may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services

                         NOTES TO FINANCIAL STATEMENTS

Plan, to a participating organization for providing other administrative services to its customers who invest in Class J shares of the Fund.

The Trust, on behalf of the Funds, entered into an Administration Agreement with Investment Company Administration, L.L.C. (the "Administrator"). Under the terms of the Agreement, the Trust will pay an annual fee, payable monthly and computed based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $100 million of such net assets, 0.05% of next $150 million, 0.03% of next $250 million and 0.01% thereafter, subject to a minimum fee of $50,000 per annum per Fund.

First Fund Distributors, Inc. serves as the Distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no fee for its distribution services.

Certain officers of the Adviser, Administrator and Distributor are also officers and/or Trustees of the Funds.

Each unaffiliated Trustee is compensated by the Trust at $5,000 per year plus an attendance fee of $500 for each Trustees' meeting attended.

4. Purchases and Sales of Securities

The cost of security purchases and the proceeds from security sales, other than short-term investments for the six months ended December 31, 1998, are as follows:

FUNDS                                               PURCHASES         SALES
------------------------------------------------  --------------  --------------
Mini-Cap Fund                                     $   25,145,384      58,809,860
Value+Growth Fund                                     14,108,080      21,175,708
Balanced Fund                                         26,796,359      29,533,012

                         NOTES TO FINANCIAL STATEMENTS

The total cost of securities and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at December 31, 1998, based on cost for federal income tax purposes, are as follows:

                                             GROSS          GROSS
                             TOTAL        UNREALIZED      UNREALIZED    NET UNREALIZED
FUNDS                       TAX COST     APPRECIATION    DEPRECIATION    APPRECIATION
-----------------------  --------------  -------------  --------------  --------------
Mini-Cap Fund            $   39,804,289  $   4,318,063  ($   5,358,383) ($   1,040,320)
Value+Growth Fund            36,019,889      6,027,508      (3,050,077)      2,977,431
Balanced Fund                54,643,666      8,614,037      (1,915,708)      6,698,329

5. Line of Credit

The Trust has a $10 million unsecured line of credit with a group of participating banks. The interest rate charged on borrowings is the Overnight Federal Funds rate, plus 0.445%. Each Fund pays its pro rata share of a commitment fee of 0.07% of the unused portion of the commitment. There were no borrowings under this commitment during the six months ended December 31, 1998. The Funds also pay a utilization fee of 0.05% on the principal amount outstanding when more than 50% of total commitment is outstanding, or 0.10% when more than 66.67% of the total commitment is outstanding.

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Jurika & Voyles Fund Group
P.O. Box 9291
Boston, MA 02266-9291
(800) JV-INVST
(800) 584-6878